Financial instruments (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Disclosure of movement in the merchant cash advances
The movement in the merchant cash advances is as follows:

	2025	2024
	$	$

Balance - Beginning of fiscal year	74,236	29,492
Principal issued	276,165	165,884
Amounts collected	(266,904)	(132,277)
Transaction-based revenues from fees collected incorporating fair value movement	35,175	17,158
General & administrative expenses from amounts deemed uncollectible	(12,503)	(6,021)

Balance - End of fiscal year	106,169	74,236

Disclosure of fair value measurement of liabilities
As at March 31, 2025 and 2024, financial instruments measured at fair value in the consolidated balance sheets were as follows:

	March 31, 2025			March 31, 2024

	Fair value hierarchy	Carrying amount	Fair value	Fair value hierarchy	Carrying amount	Fair value
		$	$		$	$

Assets:
Cash and cash equivalents	Level 1	558,469	558,469	Level 1	722,102	722,102
Restricted cash and restricted deposits	Level 1	1,874	1,874	Level 1	1,950	1,950
Merchant cash advances	Level 3	106,169	106,169	Level 3	74,236	74,236
Foreign exchange forward contracts	Level 2	0	0	Level 2	257	257
Liabilities:
Foreign exchange forward contracts	Level 2	2,496	2,496	Level 2	0	0

Financial instruments measured at fair value in the condensed interim consolidated balance sheet
As at March 31, 2025 and 2024, financial instruments measured at fair value in the consolidated balance sheets were as follows:

	March 31, 2025			March 31, 2024

	Fair value hierarchy	Carrying amount	Fair value	Fair value hierarchy	Carrying amount	Fair value
		$	$		$	$

Assets:
Cash and cash equivalents	Level 1	558,469	558,469	Level 1	722,102	722,102
Restricted cash and restricted deposits	Level 1	1,874	1,874	Level 1	1,950	1,950
Merchant cash advances	Level 3	106,169	106,169	Level 3	74,236	74,236
Foreign exchange forward contracts	Level 2	0	0	Level 2	257	257
Liabilities:
Foreign exchange forward contracts	Level 2	2,496	2,496	Level 2	0	0

Changes in the loss allowance	Changes in the loss allowance were as follows:

	2025	2024
	$	$

Balance – Beginning of fiscal year	5,056	4,131
Increase	4,597	4,015
Write-offs	(3,208)	(3,090)

Balance – End of fiscal year	6,445	5,056

Maturity of financial liabilities
The maturity analysis of lease liabilities as at March 31, 2025 is as follows:

Fiscal Year	$

2026	5,654
2027	4,044
2028	3,175
2029	2,223
2030	1,877

Total minimum payments	16,973
As at March 31, 2025 and 2024, the maturity analysis of financial liabilities represented the following:
2025

	<1 Year	1 to 5 Years	>5 Years	Total
	$	$	$	$

Accounts payable and accrued liabilities	73,075	—	—	73,075
Other long-term liabilities	—	562	—	562
2024

	<1 Year	1 to 5 Years	>5 Years	Total
	$	$	$	$

Accounts payable and accrued liabilities	68,679	—	—	68,679
Other long-term liabilities	—	967	—	967

Currency Risk	The following table provides a summary of the Company's foreign exchange exposures, after taking into account relevant foreign exchange forward contracts, expressed in thousands of US dollars:

2025	CAD	EUR	AUD	GBP	NZD	Other	Total
	$	$	$	$	$	$	$

Cash and cash equivalents and restricted cash	3,600	10,019	3,244	2,759	2,151	1,469	23,242
Trade and other receivables	17,333	4,615	723	1,468	356	279	24,774
Merchant cash advances	14,359	14,291	12,921	7,671	1,348	—	50,590
Contract assets	3,758	6,340	5,876	2,452	1	1,483	19,910
Accounts payable and accrued liabilities	(10,218)	(12,383)	(3,573)	(613)	(2,771)	(3,135)	(32,693)
Other long-term liabilities	(192)	(207)	(41)	(97)	—	(3)	(540)
Lease liabilities	(8,739)	(3,306)	(1,046)	(1,957)	(1,218)	(63)	(16,329)

Net financial position exposure	19,901	19,369	18,104	11,683	(133)	30	68,954

2024	CAD	EUR	AUD	GBP	NZD	Other	Total
	$	$	$	$	$	$	$

Cash and cash equivalents and restricted cash	3,039	4,446	1,375	1,638	2,088	924	13,510
Trade and other receivables	13,769	4,823	1,403	1,841	769	914	23,519
Merchant cash advances	10,252	5,734	6,958	5,620	621	—	29,185
Contract assets	3,458	6,366	6,682	2,303	—	1,103	19,912
Accounts payable and accrued liabilities	(12,952)	(9,747)	(3,454)	(2,208)	(2,299)	(3,258)	(33,918)
Other long-term liabilities	(275)	(224)	(67)	(174)	—	(41)	(781)
Lease liabilities	(10,154)	(2,971)	(1,484)	(3,033)	(1,456)	(948)	(20,046)

Net financial position exposure	7,137	8,427	11,413	5,987	(277)	(1,306)	31,381
The table below shows the immediate change in loss before income taxes of a 1% strengthening in the average exchange rate of significant currencies to which the Company has transaction exposure for the fiscal years ended March 31, 2025 and 2024. The sensitivity associated with a 1% weakening of a particular currency would be equal and opposite. This assumes that each currency moves in isolation.

	CAD	EUR	AUD	GBP	NZD	Other
	$	$	$	$	$	$

2025	(211)	369	279	(58)	(137)	(105)
2024	(163)	246	138	(89)	(160)	(125)

Hedging reserve
Hedging reserve

	2025	2024
	$	$

Balance - Beginning of fiscal year	189	(125)
Unrealized gains (losses) on fair value that may be subsequently reclassified to consolidated statements of loss	(4,746)	512
Losses (gains) reclassified to direct cost of revenues, general and administrative expenses, research and development expenses, and sales and marketing expenses.	1,993	(130)
Deferred income tax recovery (expense)	68	(68)

Balance - End of fiscal year	(2,496)	189